Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash	$ 100,192		$ 999,311
Cash equivalents	0		154,282
Total cash and cash equivalents	$ 100,192	$ 2,164,505	$ 1,153,593	$ 1,005,885	$ 1,085,581	$ 818,166